SCHEDULE OF BORROWINGS (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Total – current	$ 25,715	$ 33,926	$ 334,779
Bank loan	$ 309,082	407,772	468,827
Total		441,698	803,606
Bank Loan [member]
IfrsStatementLineItems [Line Items]
Total – current		33,926	34,779
Third party loan [member]
IfrsStatementLineItems [Line Items]
Total – current			$ 300,000